Summary of significant accounting policies - Others (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Receivables, net
Allowance for credit losses	¥ 1,976	$ 286	¥ (824)	¥ 13,065
Accounts receivable, net	189,665		175,165		$ 27,499
Revenue recognition
Revenue recognized included in the receipts in advance from customers balance	8,100		11,600
Long-term investment
Impairment loss of long-term investment	14,800		0	0
Cost of promotion and acquisition
Promotion and acquisition cost	693,272	$ 100,515	562,081	379,380
Sales and marketing expenses
Advertising expenditure	¥ 2,643		3,731	2,578
Segment reporting
Number of reportable segments | segment	1	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%	50.00%
Profit Appropriation to Statutory Surplus Fund	¥ 0		127	0
Appropriation of profits to other reserves funds	0		¥ 0	0
ASU 2016-13
Receivables, net
Allowance for credit losses	2,800
Accounts receivable, net	¥ 1,100
Cost of revenues
Cost of promotion and acquisition
Promotion and acquisition cost				26,261
Sales and marketing expenses
Cost of promotion and acquisition
Promotion and acquisition cost				¥ 353,119